Consolidated statements of financial position (Details 9) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Trade and other payables	€ 16,874,244	€ 8,258,133
Accrued Liabilities from R&D Projects
Statement [Line Items]
Trade and other payables	5,924,720	5,250,654
Accounts Payable
Statement [Line Items]
Trade and other payables	1,685,037	1,741,251
Other Accrued Liabilities and Payables
Statement [Line Items]
Trade and other payables	€ 964,486	€ 1,266,228